Senior loans payable - Summary of Maturities of Long-term Debt (Detail)	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
2021	$ 405,698
2022	426,454
2023	296,356
2024	0
2025	400,000,000
Long-term Debt	401,128,508
Wesley Chapel Loan [Member]
Short-term Debt [Line Items]
2021	405,698
2022	426,454
2023	296,356
Long-term Debt	$ 1,100,000